Label	Element	Value
Loomis Sayles Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.  You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
,
except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating
Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of
“small/mid-cap companies,” including preferred
stocks, warrants and securities convertible into common or preferred stocks. Currently, the
Fund defines a small/mid-cap company to be one whose market capitalization either falls within the capitalization range of the Russell
2500
TM

Index, an index that tracks some or all of the stocks of the 2,500 of the smallest U.S. companies, or is $7 billion or less at the time of investment. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.
In deciding which securities to buy and sell, Loomis Sayles typically seeks to identify companies that it believes have distinctive products, technologies, or services; dynamic earnings growth; prospects for high levels of profitability; and solid management. Loomis Sayles typically does not consider current income when making buy and sell decisions.
The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if they are included in the U.S. equity indices published by S&P Global Ratings or Russell Investments. The Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
The Fund may engage, for hedging and investment purposes, in foreign currency transactions (such as forward currency contracts), options and futures transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program.
You may
lose money by investing in the Fund.
The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Equity Securities Risk
is the risk that the value of a stock may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.
Growth stocks are generally more sensitive to market movements than other types of stocks, primarily because their stock prices are based heavily on future expectations. If Loomis Sayles’ assessment of the prospects for a company’s growth is wrong, or if Loomis Sayles’
judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that Loomis Sayles has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Small/Mid-Capitalization Companies Risk
is the risk that the Fund’s investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.
Market/Issuer Risk
is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the
Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
Management Risk
is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
Credit/Counterparty Risk
is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.
Currency Risk
is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates.
Loomis Sayles may elect
not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Cybersecurity and Technology Risk
is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Derivatives Risk
is the risk that the value of the Fund’s derivative investments such as forward currency contracts, options and futures
transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price.  The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.  This risk is greater for forward currency
contracts and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.
Emerging Markets Risk
is the risk that the Fund’s investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Foreign Securities Risk
is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.
Large Investor Risk
is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors.
Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, including short-term capital gains taxable as ordinary income, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses.
Leverage Risk
is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the
Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.
Liquidity Risk
is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund’s investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-class periods
(as
applicable) compare to those of
a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
 Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Second Quarter 2020, 28.50% Lowest Quarterly Return: First Quarter 2020, -21.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for Class N will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for the Institutional Class of the
Fund. After-tax returns for Class N will vary.
Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Small/Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1],[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	348
5 years	rr_ExpenseExampleYear05	630
10 years	rr_ExpenseExampleYear10	$ 1,434
2016	rr_AnnualReturn2016	7.26%
2017	rr_AnnualReturn2017	31.80%
2018	rr_AnnualReturn2018	(6.26%)
2019	rr_AnnualReturn2019	32.15%
2020	rr_AnnualReturn2020	31.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.89%)
Past 1 Year	rr_AverageAnnualReturnYear01	31.56%
Past 5 Years	rr_AverageAnnualReturnYear05	18.17%
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	14.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Loomis Sayles Small/Mid Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	106.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	107.49%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(106.66%)	[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	5,409
5 years	rr_ExpenseExampleYear05	5,412
10 years	rr_ExpenseExampleYear10	$ 5,412
Past 1 Year	rr_AverageAnnualReturnYear01	31.66%
Past 5 Years	rr_AverageAnnualReturnYear05
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	35.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Loomis Sayles Small/Mid Cap Growth Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	31.35%
Past 5 Years	rr_AverageAnnualReturnYear05	16.08%
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	13.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Loomis Sayles Small/Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.84%
Past 5 Years	rr_AverageAnnualReturnYear05	14.03%
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Loomis Sayles Small/Mid Cap Growth Fund | Russell 2500™ Growth Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	40.47%
Past 5 Years	rr_AverageAnnualReturnYear05	18.68%
Loomis Sayles Small/Mid Cap Growth Fund | Russell 2500™ Growth Index | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	15.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
Loomis Sayles Small/Mid Cap Growth Fund | Russell 2500™ Growth Index | Class N
Risk/Return:	rr_RiskReturnAbstract
Life of Institutional Class / Life of Class N	rr_AverageAnnualReturnSinceInception	43.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019

[1]	In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees. This may result in the Institutional Class shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 0.85% of the Fund’s average daily net assets. This additional waiver may be terminated at any time.
[2]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.85% and 0.83% of the Fund’s average daily net assets for Institutional Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.